Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,623	$ 2,610
Less: accumulated depreciation and amortization	(2,248)	(1,896)
Property and equipment, net	375	714
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,354	1,357
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	310	294
Office Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	202	203
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 757	$ 756